STAFF COSTS (Tables)	6 Months Ended
Jun. 30, 2026
STAFF COSTS
Schedule of staff costs

USDm	Q2 2026	Q2 2025	Q1-Q2 2026	Q1-Q2 2025	FY 2025
Included in operating expenses	2.6	2.5	5.2	4.9	9.9
Included in administrative expenses	19.0	19.6	36.6	40.4	87.4
Total staff costs	21.6	22.1	41.8	45.3	97.3